Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (loss)	$ (6,862)	$ (33,652)	$ 114,675	$ (20,841)	$ (35,776)	$ (19,344)	$ (936)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock - basic	132,269,081	88,000,000	125,411,524	77,894,855	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	132,269,081	88,000,000	125,678,095	77,894,855	80,441,905	57,966,572	39,958,066
Earnings (loss) per share:
Earnings (loss) per share-basic	$ (0.05)	$ (0.38)	$ 0.91	$ (0.27)	$ (0.44)	$ (0.33)	$ (0.02)
Earnings (loss) per share-diluted	$ (0.05)	$ (0.38)	$ 0.91	$ (0.27)	$ (0.44)	$ (0.33)	$ (0.02)
Number of shares not considered dilutive	76,800	1,671,800		1,671,800	1,671,800	1,671,800	648,404